LONG-TERM DEBT - Schedule of Maturities (Details) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2017	$ 0.0
2018	201.4
2019	0.0
2020	0.0
2021	620.8
Thereafter	1,698.1
Long-term debt, principal amount	$ 2,520.3